Schedule of Investments

January 31, 2024 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.7%)
Communication Services (7.1%)
AT&T	1,297,800	$22,958
Comcast, Cl A	596,900	27,780
Fox	230,600	7,449
Meta Platforms, Cl A*	26,300	10,261
Nexstar Media Group, Cl A	20,867	3,708
Playtika Holding*	338,246	2,442
TEGNA	112,950	1,761
Verizon Communications	415,400	17,592

		93,951

Consumer Discretionary (9.1%)
American Axle & Manufacturing Holdings*	302,500	2,447
BorgWarner	154,200	5,228
Capri Holdings*	66,800	3,256
Carter’s	65,900	4,985
Dick’s Sporting Goods	26,100	3,891
eBay	100,500	4,127
Ford Motor	687,700	8,060
General Motors	384,800	14,930
Goodyear Tire & Rubber*	264,800	3,691
Group 1 Automotive	24,300	6,319
H&R Block	134,800	6,314
Harley-Davidson	229,000	7,431
Kohl’s	116,100	2,991
Macy’s	198,700	3,634
ODP*	124,465	6,365
Phinia	30,840	933
PulteGroup	160,000	16,730
Tri Pointe Homes*	282,000	9,737
Upbound Group, Cl A	120,400	3,997
Whirlpool	38,300	4,195

		119,261

Consumer Staples (6.0%)
Altria Group	200,900	8,060
Bunge Global	48,530	4,275
Conagra Brands	223,500	6,515
Energizer Holdings	110,800	3,503
Ingredion	54,900	5,906
Kraft Heinz	298,500	11,083
Kroger	374,200	17,265
Molson Coors Beverage, Cl B	246,300	15,219
Spectrum Brands Holdings	31,300	2,461
Walgreens Boots Alliance	153,100	3,455

		77,742

Energy (8.0%)
APA	185,700	5,818
California Resources	91,800	4,377
ExxonMobil	311,600	32,035
HF Sinclair	182,300	10,298
Marathon Oil	556,100	12,707

LSV Value Equity Fund

	Shares	Value (000)
Energy (continued)
Marathon Petroleum	97,100	$16,080
Phillips 66	98,540	14,220
Valero Energy	57,500	7,987
Vitesse Energy	20,097	422

		103,944

Financials (22.9%)
Aflac	142,500	12,018
Ally Financial	148,800	5,458
American Financial Group	33,800	4,070
American International Group	203,000	14,111
Ameriprise Financial	33,700	13,036
Annaly Capital Management‡	172,800	3,316
Bank of America	155,000	5,272
Bank of New York Mellon	338,400	18,768
BankUnited	118,900	3,360
Blue Owl Capital	235,100	3,484
Capital One Financial	50,800	6,874
Citigroup	382,600	21,491
Citizens Financial Group	194,200	6,350
CNO Financial Group	278,100	7,559
Discover Financial Services	57,800	6,099
Everest Group	12,700	4,889
Fifth Third Bancorp	153,100	5,242
First Horizon	406,000	5,781
Global Payments	31,800	4,237
Goldman Sachs Group	24,400	9,370
Hartford Financial Services Group	160,800	13,983
Huntington Bancshares	367,400	4,677
Lincoln National	102,200	2,805
M&T Bank	40,900	5,648
MetLife	133,800	9,275
MGIC Investment	484,200	9,606
Navient	387,800	6,678
OneMain Holdings, Cl A	76,700	3,651
PayPal Holdings*	129,700	7,957
Popular	68,600	5,862
Radian Group	302,800	8,775
Regions Financial	462,400	8,633
State Street	170,700	12,610
Stifel Financial	72,900	5,318
Voya Financial	65,500	4,740
Wells Fargo	417,600	20,955
Western Union	366,100	4,602
Zions Bancorp	104,000	4,358

		300,918

Health Care (16.8%)
AbbVie	25,800	4,242
Amgen	58,400	18,353
Bristol-Myers Squibb	375,200	18,336
Cardinal Health	106,100	11,585

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Health Care (continued)
Centene*	98,700	$7,433
Cigna Group	46,400	13,964
CVS Health	180,400	13,416
DaVita*	28,300	3,061
Gilead Sciences	280,300	21,936
HCA Healthcare	21,400	6,525
Incyte*	61,400	3,609
Inmode*	97,300	2,305
Jazz Pharmaceuticals*	64,400	7,903
Johnson & Johnson	53,060	8,431
McKesson	28,100	14,047
Merck	240,100	28,999
Organon	134,600	2,241
Pfizer	493,000	13,351
QuidelOrtho*	43,350	2,970
United Therapeutics*	19,100	4,102
Universal Health Services, Cl B	37,700	5,987
Viatris, Cl W	517,700	6,093

		218,889

Industrials (11.6%)
AGCO	100,800	12,331
Alaska Air Group*	52,000	1,863
Allison Transmission Holdings	198,600	12,023
CNH Industrial	679,000	8,148
Cummins	50,100	11,989
Delta Air Lines	133,800	5,237
Deluxe	165,400	3,128
EMCOR Group	18,800	4,288
FedEx	61,000	14,719
Huntington Ingalls Industries	17,600	4,557
Lockheed Martin	12,900	5,540
ManpowerGroup	92,400	6,850
Mueller Industries	184,500	8,856
NEXTracker, Cl A*	38,930	1,762
Oshkosh	50,910	5,605
Owens Corning	101,000	15,305
Ryder System	91,800	10,426
Snap-on	19,600	5,683
Textron	133,600	11,317
United Airlines Holdings*	127,400	5,272

		154,899

Information Technology (11.0%)
Amdocs	76,100	6,977
Amkor Technology	283,800	8,985
Applied Materials	49,700	8,166
Arrow Electronics*	84,600	9,403
Cisco Systems	358,100	17,970
Dell Technologies, Cl C	138,800	11,504
Diodes*	24,500	1,649
DXC Technology*	207,400	4,521
Flextronics International*	223,500	5,306

LSV Value Equity Fund

	Shares	Value (000)
Information Technology (continued)
Hewlett Packard Enterprise	625,500	$9,564
HP	464,000	13,322
Intel	219,200	9,443
International Business Machines	35,900	6,593
Jabil	52,100	6,528
QUALCOMM	77,300	11,480
Skyworks Solutions	30,600	3,196
Vishay Intertechnology	220,600	4,794
Xerox Holdings	290,800	5,368

		144,769

Materials (4.4%)
Berry Global Group	152,200	9,963
Chemours	4,681	141
Eastman Chemical	55,400	4,629
Graphic Packaging Holding	165,100	4,212
Ingevity*	25,400	1,107
LyondellBasell Industries, Cl A	57,100	5,374
NewMarket	8,700	4,853
O-I Glass, Cl I*	258,800	3,768
Reliance Steel & Aluminum	32,900	9,390
Steel Dynamics	116,800	14,097

		57,534

Real Estate (1.2%)
Highwoods Properties‡	118,200	2,715
Host Hotels & Resorts‡	237,200	4,559
Office Properties Income Trust‡	59,778	219
Piedmont Office Realty Trust, Cl A‡	376,265	2,559
Service Properties Trust‡	262,429	2,029
Simon Property Group‡	28,400	3,936

		16,017

Utilities (1.6%)
NRG Energy	120,900	6,413
UGI	132,400	2,931
Vistra	285,700	11,722

		21,066

TOTAL COMMON STOCK (Cost $1,122,793)		1,308,990

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Value Equity Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (1.6%)
South Street Securities 4.950%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $20,526 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $8,381, 0.375% - 4.500%, 04/30/2025 – 11/15/2033; total market value $20,933)	$20,523	$20,523

TOTAL REPURCHASE AGREEMENT (Cost $20,523)		20,523

Total Investments – 101.3% (Cost $1,143,316)		$1,329,513

Percentages are based on Net Assets of $1,313,197 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

LSV-QH-001-4100

3